Share-Based Compensation - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2016	Dec. 31, 2013	Nov. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested stock options	$ 3,100,000	$ 3,000,000
Expected to be recognized over a weighted average period	1 year 6 months	1 year 8 months 12 days
Weighted average remaining contractual life of all outstanding options		8 years 4 months 24 days
Estimated fair market value per share of common stock		$ 8.12
Option to purchase common stock shares outstanding	1,414,594	1,261,638	1,098,486		770,062
Weighted Average Exercise Price	$ 2.90	$ 2.41	$ 1.39		$ 0.34
Number of shares grants	174,736	289,619	376,126
Unvested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 0	$ 0
2016 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares common stock reserved for issuance				1,818,182
Share based compensation arrangement description	The number of shares of common stock reserved for issuance under the 2016 Plan will automatically increase on January 1 each year, for a period of ten years, from January 1, 2017 through January 1, 2026, by 4% of the total number of shares of the Company’s common stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares as may be determined by the Company’s board of directors.
Annual increase of common stock reserved for issuance	4.00%
Option to purchase common stock shares outstanding	157,500
Weighted Average Exercise Price	$ 6.64
Shares available for future grant	1,660,682
2011 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares common stock reserved for issuance						1,517,625
Option to purchase common stock shares outstanding	1,239,858
Weighted Average Exercise Price	$ 2.35
Number of shares grants	0
2011 Stock Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vested period		1 year
2011 Stock Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vested period		5 years
Share-based awards, expiration period		10 years